Financial risk management - Summary Of Fair Value Of The Loan Guarantees (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 40,329	S/ 57,723
Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	2,064,917	2,984,851
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,337,233	2,473,998
Assets obtained	1,330,212	919,658
Expected credit loss	716,823	1,682,440
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	513,833	236,735
Assets obtained	601,879	287,348
Expected credit loss	182,467	68,448
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	174,855	60,114
Expected credit loss	85,222	50,406
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	354,960	1,703,607
Expected credit loss	336,041	1,426,470
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	268,528	443,480
Assets obtained	728,333	632,284
Expected credit loss	99,850	114,079
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	25,057	30,062
Assets obtained	0	26
Expected credit loss	13,243	23,037
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	4
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,123	2,805
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,123	2,779
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	26
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,185,065	911,545
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	456,732	279,261
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	728,333	632,284
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	143,020	5,308
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	143,020	5,308
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0	0
Financial assets impaired [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	90,950,082	89,758,133
Assets obtained	39,142,087	37,771,443
Net exposure	51,807,995	51,986,690
Expected credit loss	2,146,354	3,114,134
Financial assets impaired [member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,538,040	1,870,795
Financial assets impaired [member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	801,957	727,757
Financial assets impaired [member] | Cash Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	13,128	28,626
Financial assets impaired [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,558,061	1,654,074
Financial assets impaired [member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	111,167	181,269
Financial assets impaired [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	29,622,080	27,078,830
Financial assets impaired [member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,841,217	1,088,062
Financial assets impaired [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,159,989	8,310,782
Financial assets impaired [member] | Others Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	572,528	572,838
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	86,509,624	85,146,202
Assets obtained	36,604,047	35,900,648
Net exposure	49,905,577	49,245,554
Expected credit loss	2,106,025	3,056,411
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash And Due From Banks [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	17,104,465	18,765,482
Net exposure	17,104,465	18,765,482
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	22,118,918	22,001,567
Assets obtained	20,101,859	21,289,031
Net exposure	2,017,059	712,536
Expected credit loss	343,441	237,760
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,502,501	1,942,895
Net exposure	1,502,501	1,942,895
Expected credit loss	164,595	145,714
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	12,514,499	11,416,175
Net exposure	12,514,499	11,416,175
Expected credit loss	1,401,681	2,413,393
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	8,552,304	7,721,267
Assets obtained	16,327,398	14,555,850
Net exposure	(7,775,094)	(6,834,583)
Expected credit loss	155,200	187,984
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,440,458	4,611,931
Net exposure	1,902,418	2,741,136
Expected credit loss	40,329	57,723
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	44,688,222	43,081,904
Assets obtained	36,429,257	35,844,881
Net exposure	8,258,965	7,237,023
Expected credit loss	2,064,917	2,984,851
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Amortized Cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	3,296,030	2,707,298
Net exposure	3,296,030	2,707,298
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	65,088,717	64,554,684
Assets obtained	36,429,257	35,844,881
Net exposure	28,659,460	28,709,803
Expected credit loss	2,064,917	2,984,851
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Debt Instruments At Fair Value Through Other Comprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	17,921,275	18,153,492
Net exposure	17,921,275	18,153,492
Expected credit loss	41,108	71,560
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Hedges [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	478,822	161,824
Net exposure	478,822	161,824
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Debt Instruments At Fair Value Through Other omprehensive Income [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	17,921,275	18,153,492
Net exposure	17,921,275	18,153,492
Expected credit loss	41,108	71,560
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	314,539	233,425
Assets obtained	174,790	55,767
Net exposure	139,749	177,658
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Financial Assets At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,706,271	2,042,777
Net exposure	2,706,271	2,042,777
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	3,499,632	2,438,026
Assets obtained	174,790	55,767
Net exposure	3,324,842	2,382,259
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	788,829	699,131
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	614,039	643,364
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	614,039	643,364
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	614,039	643,364
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Derivative Financial Instruments Trading [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	174,790	55,767
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Total Financial Instruments At Fair Value Through Profit Or Loss [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	174,790	55,767
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,446,894	1,472,805
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,446,894	1,472,805
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,446,894	1,472,805
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,446,894	1,472,805
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,780,863	25,990,768
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	11,453,465	11,434,918
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	16,327,398	14,555,850
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,780,863	25,990,768
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	27,780,863	25,990,768
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	6,587,461	7,737,944
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	6,587,461	7,737,944
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Direct Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	6,587,461	7,737,944
Financial assets impaired [member] | Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	6,587,461	7,737,944
Financial assets impaired [member] | Financial guarantee contracts [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	4,150,093	4,587,472
Assets obtained	2,398,739	1,846,335
Net exposure	1,751,354	2,741,137
Expected credit loss	38,514	57,723
Financial assets impaired [member] | Financial guarantee contracts [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	13,128	27,205
Financial assets impaired [member] | Financial guarantee contracts [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	62,576	158,230
Financial assets impaired [member] | Financial guarantee contracts [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,750,607	1,088,062
Financial assets impaired [member] | Financial guarantee contracts [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	572,428	572,838
Financial assets impaired [member] | Letters Of Credit For Customers [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	290,365	24,459
Assets obtained	139,301	24,460
Net exposure	151,064	(1)
Expected credit loss	1,815
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		1,421
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	48,591	S/ 23,039
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	90,610
Financial assets impaired [member] | Letters Of Credit For Customers [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 100